John Hancock Disciplined Value Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	15.55%	10.81%	9.17%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	8.37%	7.14%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.37%	8.05%	6.84%